RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Majority shareholder
Related Party Transaction [Line Items]
Purchase from related party	$ 0.2	$ 0.2